Share capital (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CAD ($) shares	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($) shares	Jun. 30, 2025 CAD ($)	Aug. 04, 2026	May 01, 2026 shares	Mar. 31, 2026
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares | $	$ 33	$ 32	$ 95	$ 96
First Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares repurchased and retired (in shares)	1,369,920		2,886,461
Cancellation of treasury shares | $	$ 34		$ 72
Payments to acquire or redeem entity's shares | $	30		62
Reduction of issued capital | $	$ 4		$ 10
Series AM Preferred Shares
Disclosure of classes of share capital [line items]
Share conversion ratio							1
Dividend rate reset term							5 years
Annual fixed dividend rate							4.837%
Series AG Preferred Shares
Disclosure of classes of share capital [line items]
Share conversion ratio						1
Dividend rate reset term						5 years
Annual fixed dividend rate						5.30%
Number of shares converted (in shares)						121,070
Number of shares issued (in shares)						8,032,285
Series AH Preferred Shares
Disclosure of classes of share capital [line items]
Share conversion ratio						1
Number of shares converted (in shares)						1,464,469
Number of shares outstanding (in shares)						4,175,513
Series AI Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend rate reset term					5 years
Annual fixed dividend rate					5.10%
Series AJ Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Share conversion ratio					1